Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue	$ 1,253,484	$ 882,533	$ 53,304
Total cost of revenue	719,724	116,146	13,746
Gross profit	533,760	766,387	39,558
Operating expenses
Research and development expenses			118,444
General and administrative expenses	717,673	538,554	336,235
Total operating expenses	717,673	538,554	454,679
(Loss) income from operations	(183,913)	227,833	(415,121)
Non-operating income (expense)
Interest income (expense), net	(17,055)	(39,770)	10
Gain on disposal of fixed assets	4,328
Other income	5,339	2,752
Total non-operating expense, net	(7,388)	(37,018)	10
(Loss) income before income taxes	(191,301)	190,815	(415,111)
Income tax expense	34,957	21,530
Net (loss) income from continuing operations	(226,258)	169,285	(415,111)
Discontinued Operation
Loss from discontinued operation, net of income tax		(282,761)	(304,982)
Gain from sale of discontinued operation, net of income tax		865,085
Gain (loss) from discontinued operation, net of income tax		582,324	(304,982)
Net (loss) income	(226,258)	751,609	(720,093)
Foreign currency translation	2,511	47,929	44,572
Comprehensive (loss) income	$ (223,747)	$ 799,538	$ (675,521)
Earnings (loss) per common share
Continuing operations - basic (in Dollars per share)	$ 0	$ 0	$ 0
Continuing operations - diluted (in Dollars per share)	0	0	0
Discontinued operations - basic (in Dollars per share)		0.01	0
Discontinued operations - diluted (in Dollars per share)		0.01	0
Net (loss) income per common share - basic (in Dollars per share)	0	0.01	(0.01)
Net (loss) income per common share - diluted (in Dollars per share)	$ 0	$ 0.01	$ (0.01)
Weighted average number of common shares outstanding:
Basic (in Shares)	111,120,000	111,120,000	104,417,534
Diluted (in Shares)	111,120,000	111,120,000	104,417,534
Cost of revenue - third parties
Revenue
Total cost of revenue	$ 719,724	$ 116,146	$ 13,746
Revenue - products sales
Revenue
Total revenue	1,200,541	601,570
Revenue - training
Revenue
Total revenue		154,107
Revenue - related parties
Revenue
Total revenue	$ 52,943	$ 126,856	$ 53,304